Cover	6 Months Ended
Apr. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 11
Entity Registrant Name	Vitro Biopharma, Inc.
Entity Central Index Key	0000793171
Entity Primary SIC Number	2836
Entity Tax Identification Number	84-1012042
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3200 Cherry Creek Drive South
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80209
City Area Code	(855)
Local Phone Number	848-7627
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false